UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1:	Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (97.0%)
Consumer Discretionary (11.5%)
*	DIRECTV Group, Inc.	27,122,807	670,205
	TJX Cos., Inc.	11,913,500	374,799
	Sony Corp. ADR	12,150,000	314,199
[1]	Whirlpool Corp.	5,985,000	254,722
*	Kohl's Corp.	5,172,400	221,120
*	Amazon.com, Inc.	2,550,000	213,333
	Target Corp.	5,019,000	198,100
	The Walt Disney Co.	5,500,000	128,315
*	Bed Bath & Beyond, Inc.	3,466,000	106,579
	Mattel, Inc.	5,000,000	80,250
	Best Buy Co., Inc.	1,575,000	52,747
	Lowe's Cos., Inc.	2,450,000	47,554
	Carnival Corp.	1,200,000	30,924
	Eastman Kodak Co.	9,000,000	26,640
*	Viacom Inc. Class B	500,000	11,350
	Abercrombie & Fitch Co.	375,000	9,521
			2,740,358
Consumer Staples (1.3%)
	Costco Wholesale Corp.	6,400,000	292,480
	The Procter & Gamble Co.	510,000	26,061
			318,541
Energy (7.0%)
	Noble Energy, Inc.	6,300,000	371,511
	Schlumberger Ltd.	5,134,500	277,828
	EOG Resources, Inc.	3,814,000	259,047
	Peabody Energy Corp.	5,837,100	176,047
	Hess Corp.	3,000,000	161,250
	EnCana Corp. (New York Shares)	2,267,000	112,148
*	Plains Exploration & Production Co.	4,000,000	109,440
	ConocoPhillips Co.	1,000,000	42,060
*	National Oilwell Varco Inc.	1,037,000	33,868
*	Southwestern Energy Co.	800,000	31,080
	Petroleo Brasileiro SA Series A ADR	800,000	26,688
	Petroleo Brasileiro SA ADR	600,000	24,588
	Murphy Oil Corp.	350,000	19,012
*	Transocean Ltd.	250,000	18,573
*	Noble Corp.	200,000	6,050
			1,669,190

Financials (3.7%)
	Marsh & McLennan Cos., Inc.	15,500,000	312,015
*	Berkshire Hathaway Inc. Class B	65,600	189,960
	Discover Financial Services	10,140,800	104,146
	The Chubb Corp.	2,500,000	99,700
	Bank of New York Mellon Corp.	2,730,200	80,022
	AFLAC Inc.	800,000	24,872
	JPMorgan Chase & Co.	700,000	23,877
*	Progressive Corp. of Ohio	1,440,000	21,758
	Wells Fargo & Co.	800,000	19,408
			875,758
Health Care (24.0%)
	Eli Lilly & Co.	28,174,500	975,965
*	Amgen Inc.	17,155,500	908,212
	Novartis AG ADR	18,919,765	771,737
	Medtronic, Inc.	21,611,652	754,031
*	Biogen Idec Inc.	13,423,879	606,088
	Roche Holdings AG	3,420,000	465,983
*	Boston Scientific Corp.	40,252,610	408,161
*	Genzyme Corp.	4,400,000	244,948
*,1	Millipore Corp.	2,820,000	197,992
*	Life Technologies Corp.	3,027,000	126,286
	GlaxoSmithKline PLC ADR	3,500,000	123,690
	Wyeth	1,310,000	59,461
	Johnson & Johnson	965,000	54,812
	Sanofi-Aventis ADR	165,000	4,866
			5,702,232
Industrials (11.2%)
	FedEx Corp.	13,841,800	769,881
	C.H. Robinson Worldwide Inc.	8,102,000	422,519
	Honeywell International Inc.	8,114,800	254,805
	Southwest Airlines Co.	34,457,300	231,898
	Caterpillar, Inc.	5,631,900	186,078
	United Parcel Service, Inc.	3,515,000	175,715
	Union Pacific Corp.	2,520,900	131,238
	Deere & Co.	2,438,700	97,426
	The Boeing Co.	2,163,060	91,930
	Canadian Pacific Railway Ltd.	1,636,800	65,145
*,1	AMR Corp.	15,713,850	63,170
	Donaldson Co., Inc.	1,600,000	55,424
	Granite Construction Co.	1,500,000	49,920
*,1	Alaska Air Group, Inc.	2,410,000	44,006
	Expeditors International of Washington, Inc.	830,000	27,672
	Pall Corp.	185,000	4,914
	Norfolk Southern Corp.	29,500	1,111
			2,672,852

Information Technology (31.3%)
	Oracle Corp.	41,750,600	894,298
*	Google Inc.	1,789,300	754,351
*	Adobe Systems, Inc.	25,090,000	710,047
	Microsoft Corp.	28,090,000	667,699
	Texas Instruments, Inc.	31,035,000	661,045
*,1	Intuit, Inc.	17,300,000	487,168
	QUALCOMM Inc.	10,758,000	486,262
	Hewlett-Packard Co.	8,650,000	334,323
*,1	Citrix Systems, Inc.	9,950,000	317,306
*	EMC Corp.	22,229,200	291,203
	Corning, Inc.	16,280,400	261,463
	Intel Corp.	14,800,000	244,940
*	Symantec Corp.	12,009,200	186,863
*	NVIDIA Corp.	15,150,000	171,044
	LM Ericsson Telephone Co. ADR Class B	17,400,000	170,172
	Accenture Ltd.	4,136,200	138,397
*	Micron Technology, Inc.	20,000,000	101,200
	Applied Materials, Inc.	8,894,600	97,574
	Motorola, Inc.	12,870,000	85,328
	ASML Holding NV (New York Shares)	3,623,111	78,440
[1]	Plantronics, Inc.	3,701,500	69,995
	KLA-Tencor Corp.	2,718,000	68,630
*	eBay Inc.	3,425,000	58,670
*	Rambus Inc.	2,500,000	38,725
*	Cisco Systems, Inc.	1,605,000	29,917
*	Dell Inc.	1,380,000	18,947
*	Entegris Inc.	2,583,472	7,027
*	Apple Inc.	23,000	3,276
			7,434,310
Materials (6.7%)
	Potash Corp. of Saskatchewan, Inc.	6,320,000	588,076
	Monsanto Co.	6,551,460	487,036
	Praxair, Inc.	3,670,867	260,888
	Weyerhaeuser Co.	2,225,000	67,707
	Vulcan Materials Co.	1,307,700	56,362
	Alcoa Inc.	4,854,000	50,142
	Freeport-McMoRan Copper & Gold, Inc. Class B	600,000	30,066
	Dow Chemical Co.	1,500,000	24,210
*	Domtar Corp.	1,053,560	17,468
			1,581,955

Telecommunication Services (0.2%)
*	Sprint Nextel Corp.		10,520,000	50,601

Utilities (0.1%)
*	AES Corp.		2,422,600	28,126

Total Common Stocks (Cost $21,089,318)				23,073,923
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
[2]	Vanguard Market Liquidity Fund (Cost $702,171)	0.395%	702,170,933	702,171

Total Investments (99.9%) (Cost $21,791,489)				23,776,094
Other Assets and Liabilities-Net (0.1%)				20,392
Net Assets (100%)				23,796,486

*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2009, the cost of investment securities for tax purposes was $21,791,489,000. Net unrealized appreciation of investment securities for tax purposes was $1,984,605,000, consisting of unrealized gains of $6,270,359,000 on securities that had risen in value since their purchase and $4,285,754,000 in unrealized losses on securities that had fallen in value since their purchase.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	September 30, 2008		Proceeds From		June 30, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group, Inc.	57,092	183	10,025	-	44,006
AMR Corp.	149,452	2,547	-	-	63,170
Applied Biosystems Inc.	301,393	-	253,802	-	-
Citrix Systems, Inc.	251,337	-	-	-	317,306
Intuit, Inc.	546,853	-	-	-	487,168
Millipore Corp.	194,016	-	-	-	197,992
Plantronics, Inc.	105,878	-	16,450	555	69,995
Whirlpool Corp.	442,835	16,635	-	7,531	254,722

	2,048,856			8,086	1,434,359

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	22,607,940	465,983	-
Temporary Cash Investments	702,171	-	-
Total	23,310,111	465,983	-

Vanguard Target Retirement Income Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Fund (24.0%)
	Vanguard Total Stock Market Index Fund Investor Shares	22,717,507	511,144

International Stock Funds (6.0%)
	Vanguard European Stock Index Fund Investor Shares	3,009,619	64,557
	Vanguard Pacific Stock Index Fund Investor Shares	3,909,815	34,250
	Vanguard Emerging Markets Stock Index Fund Investor Shares	1,388,159	27,763
			126,570
Bond Funds (65.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	95,125,542	956,963
	Vanguard Inflation-Protected Securities Fund Investor Shares	35,131,541	426,848
			1,383,811
Money Market Funds (5.0%)
	Vanguard Prime Money Market Fund Investor Shares	105,507,061	105,507
[1]	Vanguard Market Liquidity Fund, 0.395%	991,136	991
			106,498
Total Investment Companies (Cost $2,270,799)			2,128,023
Other Assets and Liabilities-Net (0.0%)			614
Net Assets (100%)			2,128,637

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $2,270,799,000. Net unrealized depreciation of investment securities for tax purposes was $142,776,000, consisting of unrealized gains of $6,070,000 on securities that had risen in value since their purchase and $148,846,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2005 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)

Investment Companies (99.9%)
U.S. Stock Fund (30.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	22,284,400	501,399

International Stock Funds (7.7%)
	Vanguard European Stock Index Fund Investor Shares	2,952,669	63,335
	Vanguard Pacific Stock Index Fund Investor Shares	3,854,272	33,764
	Vanguard Emerging Markets Stock Index Fund Investor Shares	1,380,813	27,616
			124,715
Bond Funds (58.5%)
	Vanguard Inflation-Protected Securities Fund Investor Shares	21,024,315	255,445
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	69,037,820	694,521
			949,966
Money Market Funds (2.8%)
	Vanguard Prime Money Market Fund Investor Shares	44,791,296	44,791
[1]	Vanguard Market Liquidity Fund, 0.395%	253,077	253
			45,044
Total Investment Companies (Cost $1,778,137)			1,621,124
Other Assets and Liabilities-Net (0.1%)			1,928
Net Assets (100%)			1,623,052

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $1,778,137,000. Net unrealized depreciation of investment securities for tax purposes was $157,013,000, consisting of unrealized gains of $5,475,000 on securities that had risen in value since their purchase and $162,488,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2010 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)

Investment Companies (99.9%)
U.S. Stock Fund (41.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	47,857,321	1,076,790

International Stock Funds (10.3%)
	Vanguard European Stock Index Fund Investor Shares	6,344,326	136,086
	Vanguard Pacific Stock Index Fund Investor Shares	8,249,933	72,269
	Vanguard Emerging Markets Stock Index Fund Investor Shares	2,913,962	58,279
			266,634
Bond Funds (48.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	102,912,579	1,035,301
	Vanguard Inflation-Protected Securities Fund Investor Shares	17,008,898	206,658
			1,241,959
Total Investment Companies (Cost $3,077,743)			2,585,383
Other Assets and Liabilities-Net (0.1%)			1,613
Net Assets (100%)			2,586,996

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $3,077,743,000. Net unrealized depreciation of investment securities for tax purposes was $492,360,000, consisting of unrealized gains of $6,541,000 on securities that had risen in value since their purchase and $498,901,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2015 Fund

Schedule of Investments

As of June 30, 2009

Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Fund (49.1%)
Vanguard Total Stock Market Index Fund Investor Shares	174,963,338	3,936,675

International Stock Funds (12.2%)
Vanguard European Stock Index Fund Investor Shares	23,277,753	499,308
Vanguard Pacific Stock Index Fund Investor Shares	30,575,278	267,840
Vanguard Emerging Markets Stock Index Fund Investor Shares	10,652,114	213,042
980,190
Bond Fund (38.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	307,320,223	3,091,641

Total Investment Companies (Cost $9,361,808)	8,008,506
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 0.395% (Cost $3,247)	3,247,351	3,247

Total Investments (100.0%) (Cost $9,365,055)	8,011,753
Other Assets and Liabilities-Net (0.0%)	3,825
Net Assets (100%)	8,015,578

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $9,365,055,000. Net unrealized depreciation of investment securities for tax purposes was $1,353,302,000, consisting of unrealized gains of $19,791,000 on securities that had risen in value since their purchase and $1,373,093,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2020 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Fund (55.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	111,049,768	2,498,620

International Stock Funds (13.7%)
	Vanguard European Stock Index Fund Investor Shares	14,868,395	318,927
	Vanguard Pacific Stock Index Fund Investor Shares	19,083,427	167,171
	Vanguard Emerging Markets Stock Index Fund Investor Shares	6,848,925	136,978
			623,076
Bond Fund (31.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	140,121,569	1,409,623

Total Investment Companies (Cost $5,509,633)			4,531,319
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 0.395% (Cost $2,932)	2,932,168	2,932

Total Investments (99.9%) (Cost $5,512,565)			4,534,251
Other Assets and Liabilities-Net (0.1%)			2,286
Net Assets (100%)			4,536,537

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $5,512,565,000. Net unrealized depreciation of investment securities for tax purposes was $978,314,000, consisting of unrealized gains of $9,387,000 on securities that had risen in value since their purchase and $987,701,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2025 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Fund (61.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	222,469,262	5,005,558

International Stock Funds (15.2%)
	Vanguard European Stock Index Fund Investor Shares	29,789,121	638,977
	Vanguard Pacific Stock Index Fund Investor Shares	38,608,507	338,210
	Vanguard Emerging Markets Stock Index Fund Investor Shares	13,645,093	272,902
			1,250,089
Bond Fund (23.6%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	191,881,294	1,930,326

Total Investment Companies (Cost $9,949,205)			8,185,973
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.395% (Cost $2,085)	2,085,000	2,085

Total Investments (99.9%) (Cost $9,951,290)			8,188,058
Other Assets and Liabilities-Net (0.1%)			5,837
Net Assets (100%)			8,193,895

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $9,951,290,000. Net unrealized depreciation of investment securities for tax purposes was $1,763,232,000, consisting of unrealized gains of $12,638,000 on securities that had risen in value since their purchase and $1,775,870,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2030 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Fund (67.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	92,541,760	2,082,190

International Stock Funds (16.7%)
	Vanguard European Stock Index Fund Investor Shares	12,370,194	265,341
	Vanguard Pacific Stock Index Fund Investor Shares	15,806,578	138,465
	Vanguard Emerging Markets Stock Index Fund Investor Shares	5,791,747	115,835
			519,641
Bond Fund (16.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	49,495,711	497,927

Total Investment Companies (99.8%) (Cost $3,825,409)			3,099,758
Other Assets and Liabilities-Net (0.2%)			6,279
Net Assets (100%)			3,106,037

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $3,825,409,000. Net unrealized depreciation of investment securities for tax purposes was $725,651,000, consisting of unrealized gains of $3,563,000 on securities that had risen in value since their purchase and $729,214,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2035 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)

Investment Companies (99.9%)
U.S. Stock Fund (71.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	175,070,151	3,939,078

International Stock Funds (17.9%)
	Vanguard European Stock Index Fund Investor Shares	23,282,010	499,399
	Vanguard Pacific Stock Index Fund Investor Shares	30,225,137	264,772
	Vanguard Emerging Markets Stock Index Fund Investor Shares	10,778,446	215,569
			979,740
Bond Fund (10.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	55,495,891	558,289

Total Investment Companies (Cost $6,826,257)			5,477,107
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.395% (Cost $343)	342,908	343

Total Investments (99.9%) (Cost $6,826,600)			5,477,450
Other Assets and Liabilities-Net (0.1%)			7,906
Net Assets (100%)			5,485,356

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $6,826,600,000. Net unrealized depreciation of investment securities for tax purposes was $1,349,150,000, consisting of unrealized gains of $3,737,000 on securities that had risen in value since their purchase and $1,352,887,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2040 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)

Investment Companies (99.7%)
U.S. Stock Fund (71.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	57,250,847	1,288,144

International Stock Funds (17.8%)
	Vanguard European Stock Index Fund Investor Shares	7,635,447	163,780
	Vanguard Pacific Stock Index Fund Investor Shares	9,763,515	85,529
	Vanguard Emerging Markets Stock Index Fund Investor Shares	3,485,056	69,701
			319,010
Bond Fund (10.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	18,052,955	181,613

Total Investment Companies (Cost $2,156,070)			1,788,767
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 0.395% (Cost $1,082)	1,082,362	1,082

Total Investments (99.8%) (Cost $2,157,152)			1,789,849
Other Assets and Liabilities-Net (0.2%)			3,505
Net Assets (100%)			1,793,354

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $2,157,152,000. Net unrealized depreciation of investment securities for tax purposes was $367,303,000, consisting of unrealized gains of $1,294,000 on securities that had risen in value since their purchase and $368,597,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2045 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Fund (71.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	91,605,502	2,061,124

International Stock Funds (17.8%)
	Vanguard European Stock Index Fund Investor Shares	12,175,802	261,171
	Vanguard Pacific Stock Index Fund Investor Shares	15,815,757	138,546
	Vanguard Emerging Markets Stock Index Fund Investor Shares	5,639,655	112,793
			512,510
Bond Fund (10.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	28,997,276	291,713

Total Investment Companies (Cost $3,532,690)			2,865,347
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.395% (Cost $38)	38,196	38

Total Investments (99.8%) (Cost $3,532,728)			2,865,385
Other Assets and Liabilities-Net (0.2%)			6,044
Net Assets (100%)			2,871,429

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $3,532,728,000. Net unrealized depreciation of investment securities for tax purposes was $667,343,000, consisting of unrealized gains of $1,958,000 on securities that had risen in value since their purchase and $669,301,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Target Retirement 2050 Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Investment Companies (99.7%)
U.S. Stock Fund (71.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	22,652,185	509,674

International Stock Funds (17.8%)
	Vanguard European Stock Index Fund Investor Shares	3,027,953	64,949
	Vanguard Pacific Stock Index Fund Investor Shares	3,880,111	33,990
	Vanguard Emerging Markets Stock Index Fund Investor Shares	1,387,445	27,749
			126,688
Bond Fund (10.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	7,090,997	71,335

Total Investment Companies (Cost $825,884)			707,697
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.395% (Cost $191)	190,599	191

Total Investments (99.7%) (Cost $826,075)			707,888
Other Assets and Liabilities-Net (0.3%)			1,892
Net Assets (100%)			709,780

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At June 30, 2009, the cost of investment securities for tax purposes was $826,075,000. Net unrealized depreciation of investment securities for tax purposes was $118,187,000, consisting of unrealized gains of $500,000 on securities that had risen in value since their purchase and $118,687,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.